Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

9. PLANT AND EQUIPMENT, NET

Plant and equipment, net consists of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Plant and machinery	62,353,538	57,896,830	7,382,916
Motor vehicles	2,038,622	2,264,456	288,760
Office equipment	2,050,214	2,151,210	274,319
Construction-in-progress	—	2,754,205	351,212
Total	66,442,374	65,066,701	8,297,207
Less: accumulated depreciation	(39,457,565)	(36,017,507)	(4,592,898)
Plant and equipment, net	26,984,809	29,049,194	3,704,309

Construction-in-progress is primarily comprised of equipment and tooling related to the manufacturing of the Company’s products which have not yet been placed in service. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use.

Depreciation expenses recognized for the six months ended June 30, 2025 and 2026 were HK$1,493,886 and HK$1,672,826 (US$213,316), respectively.